Purchases and other expenses - Prepaid expenses - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Purchases and other expenses [abstract]
Prepaid expenses in the opening balance	€ 455	€ 394	€ 373
Business related variations	93	78	11
Changes in the scope of consolidation	6		17
Translation adjustment	0	(17)	(17)
Reclassifications and other items	17	0	10
Reclassification to assets held for sale	0	0	0
Prepaid expenses in the closing balance	€ 571	€ 455	€ 394